Commitments (Details) - Schedule of Lease Payments for Rent Office Under Non-Cancellable Leases - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Payments for Rent Office Under Non-Cancellable Leases [Abstract]
Within one year	$ 10,698	$ 13,607
In the second to fifth years, inclusive		24,956
Total	$ 10,698	$ 38,563